Environmental Rehabilitation Provision - Disclosure of Environmental Rehabilitation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Environmental Rehabilitation Provision [Abstract]
Environmental Rehabilitation Provision - beginning of period	$ 52,525	$ 61,107
Change in estimate	(2,315)	(9,912)
Liabilities discharged	(543)	(742)
Accretion expense	2,083	2,072
Environmental Rehabilitation Provision - end of period	51,750	52,525
Less current portion	(893)	(1,276)
Non-current portion	$ 50,857	$ 51,249